Consolidated statements of profit or loss and comprehensive income (loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Continuing operations
Revenue	€ 26,430	€ 33,035	€ 47,370
Cost of sales	(30,904)	(35,310)	(45,548)
Gross profit (loss)	(4,474)	(2,275)	1,822
Research and development expenses	(1,701)	(2,012)	(749)
Selling and general administrative expenses	(31,319)	(13,321)	(7,570)
Impairment losses on trade receivables, contract assets, and other investments	(228)	(171)	(9)
Other income	2,383	4,538	541
Other expenses	(1,084)	(5,402)	(2,224)
Operating result	(36,423)	(18,643)	(8,190)
Finance income	20,515	47
Finance expenses	(427)	(2,835)	(2,135)
Share listing expenses		(65,796)
Net finance result	20,089	(68,583)	(2,135)
Result before tax	(16,335)	(87,227)	(10,325)
Income tax benefits (expenses)	(2,572)	(413)	45
Result for the period	(18,906)	(87,640)	(10,280)
Items that are or may be reclassified subsequently to profit or loss
Foreign operations – foreign currency translation differences	46	(2)
Other comprehensive income (loss) for the period, net of tax	46	(2)
Total comprehensive income (loss) for the period	(18,860)	(87,642)	(10,280)
Profit (loss) attributable to:
Shareholders of the parent	(18,906)	(87,640)	(10,280)
Non-controlling interests
Total comprehensive income (loss) attributable to:
Shareholders of the parent	(18,860)	(87,642)	(10,280)
Non-controlling interests
Earnings (loss) per share (in EUR) (in Euro per share)
Diluted (in Euro per share)	(0.39)	(3.46)	(320.86)
Basic (in Euro per share)	€ (0.39)	€ (3.46)	€ (320.86)